(23) EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number common shares	1,017,914,746	1,017,914,746
Percentage of interest	100.00%	100.00%
State Grid Brazil Power Participações S.A. [Member]
Statement Line Items [Line Items]
Number common shares	730,435,698	0
Percentage of interest	71.76%	0.00%
ESC Energia S.A. [Member]
Statement Line Items [Line Items]
Number common shares	234,086,204	234,086,204
Percentage of interest	23.00%	23.00%
Camargo Correa S.A. [Member]
Statement Line Items [Line Items]
Number common shares	27,435	5,897,311
Percentage of interest	0.00%	0.58%
Caixa de Previdencia dos Funcionarios do Banco do Brasil - Previ [Member]
Statement Line Items [Line Items]
Number common shares	0	299,787,559
Percentage of interest	0.00%	29.45%
Fundacao CESP [Member]
Statement Line Items [Line Items]
Number common shares	0	51,048,952
Percentage of interest	0.00%	5.02%
Fundacao Sistel de Seguridade Social [Member]
Statement Line Items [Line Items]
Number common shares	0	37,070,292
Percentage of interest	0.00%	3.64%
Energia Sao Paulo FIA [Member]
Statement Line Items [Line Items]
Number common shares	0	35,145,643
Percentage of interest	0.00%	3.45%
Fundacao Petrobras de Seguridade Social - Petros [Member]
Statement Line Items [Line Items]
Number common shares	0	28,056,260
Percentage of interest	2.76%	0.00%
Bonaire Participacoes S.A. [Member]
Statement Line Items [Line Items]
Number common shares	0	1,249,386
Percentage of interest	0.00%	0.12%
Fundacao Sabesp de Seguridade Social - Sabesprev [Member]
Statement Line Items [Line Items]
Number common shares	0	696,561
Percentage of interest	0.00%	0.07%
BNDES Participacoes S.A. [Member]
Statement Line Items [Line Items]
Number common shares	0	68,592,097
Percentage of interest	0.00%	6.74%
Antares Holdings Ltda. [Member]
Statement Line Items [Line Items]
Number common shares	0	16,967,165
Percentage of interest	0.00%	1.67%
Brumado Holdings Ltda. [Member]
Statement Line Items [Line Items]
Number common shares	0	36,497,075
Percentage of interest	0.00%	3.59%
Executive Officers [Member]
Statement Line Items [Line Items]
Number common shares	189	34,250
Percentage of interest	0.00%	0.00%
Other shareholders [Member]
Statement Line Items [Line Items]
Number common shares	53,365,220	202,785,991
Percentage of interest	5.24%	19.92%